Income Taxes - Summary of Reconciliation Between Expenses of Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax	¥ (140,552)	$ (22,055)	¥ (224,989)	¥ (109,679)
Income tax expense computed at PRC statutory rate	(35,138)	(5,514)	(56,247)
International tax rate differential	6,023	945	8,151
Preferential tax rate	21,437	3,364	21,963
Deferred tax items tax rate differential	(22,935)	(3,599)	(23,337)
Research and development super-deduction	(32,595)	(5,115)	(27,455)
Non-deductible expenses	8,092	1,270	7,132
Deferred tax expense			347
Recognition of prior year tax loss/ Expired prior year tax loss	(4,851)	(761)	3,382
Changes in valuation allowance	59,999	9,415	66,150
Income tax expense	¥ 32	$ 5	¥ 86	¥ 162